ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable
	December 31, 2021 $	December 31, 2020 $

Accounts receivable	202,050	363,653